Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating revenues
Time charter revenues	$ 38,527	$ 24,429
Voyage charter revenues	56,473	42,708
Bareboat charter revenues	2,387	0
Other operating income	3,192	279
Total operating revenues	100,579	67,416
Gain on sale of assets and amortization of deferred gains	166	0
Operating expenses
Voyage expenses and commission	37,942	34,971
Ship operating expenses	50,667	30,974
Charter hire expenses	26,920	5,348
Administrative expenses	6,886	5,963
Provision for uncollectible receivables	1,800	0
Impairment loss on vessels owned and leased	985	140,962
Depreciation	30,794	24,596
Total operating expenses	155,994	242,814
Net operating loss	(55,249)	(175,398)
Other income (expenses)
Interest income	831	385
Interest expense	(20,352)	(12,863)
Equity results of associated companies, including impairment	(2,952)	(571)
Impairment loss on marketable securities	(10,050)	0
Loss on derivatives	(17,821)	(495)
Bargain purchase gain arising on consolidation	0	78,876
Other financial items	(1,839)	(822)
Net other (expenses) income	(52,183)	64,510
Net loss before income taxes	(107,432)	(110,888)
Income tax expense	(20)	0
Net loss	$ (107,452)	$ (110,888)
Per share information:
Loss per share: basic and diluted (in USD per share)	$ (1.27)	$ (4.30)